Acquisition (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Purchase Price to Assets and Liabilities

The following table summarizes the allocation of purchase price to assets and liabilities acquired in connection with the Company’s acquisition of 339 based on fair values as of February 15, 2024.

Acquisition Consideration

Gross purchase price	$3,892
Debt of 339 to the Company	6,122
Immediate repayment of previous 339 owner of intercompany debt	(892)
Purchase consideration	$9,122

Schedule of Acquired Assets and Assumed Liabilities

The purchase price has been allocated to the acquired assets and assumed liabilities based on estimated fair values. The table below provides the provisional recording of assets acquired and liabilities assumed as of the acquisition date.

Amounts recognized as of the acquisition date

Purchase Consideration	$9,122

Fair value of identified assets acquired:
Cash	4
Real estate investments	11,330
Total identifiable assets	11,334

Fair value of liabilities assumed:
Current liabilities	462
Other liabilities	1,750
Total liabilities assumed	2,212

Net identifiable assets acquired	$9,122